Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2019
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2019
Prospectus Date	rr_ProspectusDate	Mar. 31, 2018
MainStay MacKay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Municipal Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHEX
MainStay Epoch International Choice Fund (Prospectus Summary) | MainStay Epoch International Choice Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEDX
MainStay MacKay S&P 500 Index Fund (Prospectus Summary) | MainStay MacKay S&P 500 Index Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYIDX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRAX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRDX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRIX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRRX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYREX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRFX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYROX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRYX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRTX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRUX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRVX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRZX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRBX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTTX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTFX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTIX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTOX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTUX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTVX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTWX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRTX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRUX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRYX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSREX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRQX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRZX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRKX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRLX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRVX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRMX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSROX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRPX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRWX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRGX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKJX
MainStay Conservative Allocation Fund (Prospectus Summary) | MainStay Conservative Allocation Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCKKX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRJX
MainStay Moderate Allocation Fund (Prospectus Summary) | MainStay Moderate Allocation Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMRKX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDJX
MainStay Moderate Growth Allocation Fund (Prospectus Summary) | MainStay Moderate Growth Allocation Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGDKX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXJX
MainStay Growth Allocation Fund (Prospectus Summary) | MainStay Growth Allocation Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGXKX
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXDX
MainStay MacKay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay MacKay U.S. Equity Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCDX
MainStay MacKay International Opportunities Fund (Prospectus Summary) | MainStay MacKay International Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYTDX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPDX
MainStay MacKay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay New York Tax Free Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNODX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHEX
MainStay MacKay Growth Fund (Prospectus Summary) | MainStay MacKay Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGDX
MainStay MacKay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay California Tax Free Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSODX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSQX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSRX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSSX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSTX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSWX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSZX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSDX
MainStay Epoch Capital Growth Fund (Prospectus Summary) | MainStay Epoch Capital Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECYX